FINANCIAL INSTRUMENTS (Details 1) - Long-term investment - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	$ 159,795	$ 282,508
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	100,000	166,667
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	59,795	115,841
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets Fair Value	$ 0	$ 0